Income Tax (Details) - Schedule of composition of income tax expense (income) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of composition of income tax expense (income) [Abstract]
Current tax expense	$ (107)
Deferred tax income	5,013
Income tax	$ 4,906